Related Party Transactions (Details) - USD ($)		1 Months Ended					6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 14, 2021	Nov. 30, 2020	Jun. 30, 2020	May 22, 2020	Jan. 31, 2020	Jun. 30, 2019	Jun. 30, 2021	Oct. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Convertible notes payable							$ 662,000		$ 5,800,976
Granted options to acquire shares of common stock (in Shares)							3,938,246		2,089,135	120,000
Interest rate per annum									10.00%
Common stock conversion price (in Dollars per share)									$ 6.00
Additional monthly rental payments					$ 5,000
Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Granted shares (in Shares)									50,000
Stern Trust [Member]
Related Party Transactions (Details) [Line Items]
Invested in consideration							$ 700,000
Principal amount	$ 325,000
Mr. Thimot [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock purchased, shares (in Shares)	1,200,000
Exercise price (in Dollars per share)	$ 7.80
Warrant term	10 years
Interest rate	50.00%
Mr. Smith [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock purchased, shares (in Shares)	600,000
Exercise price (in Dollars per share)	$ 7.80
Warrant term	10 years
Principal amount	$ 275,000
Interest rate	50.00%
Receive from bonus	$ 50,000
Mr.Szoke [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock purchased, shares (in Shares)							62,500
Invested in consideration							$ 250,000
Exercise price (in Dollars per share)							$ 7.80
Warrant term							10 years
Board of director [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock purchased, shares (in Shares)							93,470
Stock option vested (in Shares)							13,992
Related Party Transaction, Description of Transaction							The stock options were granted in lieu of other forms of Board of Director Compensation The Company also granted Mr. Selzer and Mr. Stern 22,388 stock options to acquire common shares for service in 2021 prior to their resignation as Board Members.
Stern Trust [Member] | Theodore Stern [Member]
Related Party Transactions (Details) [Line Items]
Convertible notes payable							$ 3,500,000
Number of common stock purchased, shares (in Shares)							561,000
Theodore Stern [Member] | Herbert Selzer [Member]
Related Party Transactions (Details) [Line Items]
Convertible notes payable							$ 256,000
Number of common stock purchased, shares (in Shares)							41,000
Mr Kumnick [Member] | Mr Broenniman [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock purchased, shares (in Shares)	1,166,667
Exercise price (in Dollars per share)	$ 7.20
Warrant term	10 years
Varana Capital Focused,LP [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)			23,809
Cash consideration			$ 50,000
Vista Associates [Member]
Related Party Transactions (Details) [Line Items]
Holding shares of warrant (in Shares)									29,333
Notes Payable [Member]
Related Party Transactions (Details) [Line Items]
Interest expenses									$ 240,000
Convertible Notes Payable [Member]
Related Party Transactions (Details) [Line Items]
Chairman of board of directors invested amount										$ 25,000
Notes offering, percentage										8.00%
Network 1 Financial Securities Inc [Member]
Related Party Transactions (Details) [Line Items]
Cash fee incurred									471,800
Mr Kumnick [Member]
Related Party Transactions (Details) [Line Items]
Amount of base salary									125,000
Increase decreased initial base salary									187,500
Granted options to acquire shares of common stock (in Shares)		1,111,111
Vested at granted shares, percentage (in Dollars per share)		$ 0.20
Mr Broenniman [Member]
Related Party Transactions (Details) [Line Items]
Amount of base salary									87,500
Increase decreased initial base salary									131,250
Granted options to acquire shares of common stock (in Shares)		555,556
Vested at granted shares, percentage (in Dollars per share)		$ 0.20
Theodore Stern [Member]
Related Party Transactions (Details) [Line Items]
Convertible notes payable									662,000
Principal amount									$ 2,000,000
Interest rate									15.00%
Cash consideration								$ 50,000
Maturity date									Jan. 31, 2020
Repayment of premium, percentage									50.00%
Herbert Selzer [Member]
Related Party Transactions (Details) [Line Items]
Principal amount									$ 100,000
Cash consideration									$ 100,000
Philip Beck [Member]
Related Party Transactions (Details) [Line Items]
Separation letter agreement, description				the Company and Mr. Beck entered into a separation letter agreement, which provided for payment to Mr. Beck of one year’s severance in the amount of $350,000 as well as certain employee benefits, payable in accordance with the terms of Mr. Beck’s Retention Agreement. Mr. Beck’s severance is expected to be paid over a one-year period. Furthermore, the company will start recording the expense associated with Mr. Beck’s restricted stock agreement dated September 29, 2017. In connection with the separation letter agreement, the Company exchanged the September 29, 2017 Restricted Stock Agreement to substantially modify the vesting provisions of the previously issued 500,000 shares of restricted stock and allows a time-vesting provision whereby the restricted shares will fully vest by May 2022. On October 30, 2020, pursuant to the terms of Mr. Beck’s Restricted Stock Agreement, as amended by the Separation Agreement, the Company repurchased for $1.00 the 500,000 Unvested Restricted Stock upon his resignation from the Board of Directors.
$0.10 Warrants [Member]
Related Party Transactions (Details) [Line Items]
Warrant exercise, description			the Company’s warrants exercisable at per share price of $3.00 (the “$3.00 Warrants”) were exercised for cash at an exercise price of $0.07 per share. In addition, the holders that exercised the $3.00 Warrants received a warrant exercisable for two years to acquire one share of common stock at an exercise price of $4.50 per share (the $4.50 Warrants”) for every four $3.00 Warrants exercised. Mr. Theodore Stern, a director of the Company, participated in the private transaction resulting in the issuance of 33,333 shares of common stock and 8,333 $4.50 Warrants in consideration of $70,000; and Varana Capital Focused, LP (“VCFLP”), participated in the private transaction resulting in the issuance of 123,889 shares of common stock and 30,972 $4.50 Warrants, in consideration of $260,167. Mr. Philip Broenniman, a director, the President and COO of the Company is the investment manager of VCFLP.
$0.06 Warrants [Member]
Related Party Transactions (Details) [Line Items]
Warrant exercise, description			In addition, the holders that exercised the $1.80 Warrants also received a $4.50 Warrant for every two $1.80. Warrants exercised. Vista Associates, L.P., (“Vista”) of which, Mr. Herbert Selzer a director of the Company, is the General Partner, participated in the private transaction resulting in the issuance of 29,333 shares of common stock and 14,667 $4.50 Warrants, in consideration of $52,800.
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock purchased, shares (in Shares)						52,083
Warrant [Member] | Network 1 Financial Securities Inc [Member]
Related Party Transactions (Details) [Line Items]
Warrant term										5 years
Cash fee incurred										$ 109,000
Purchase warrant (in Shares)										28,600
Fair value of warrants										$ 54,000
Share price (in Dollars per share)										$ 2.64
Long Beach, New York [Member]
Related Party Transactions (Details) [Line Items]
Additional monthly rental payments					7,425
Agreement term									30 days
Long Beach, New York [Member] | New Office Facilities [Member]
Related Party Transactions (Details) [Line Items]
Additional monthly rental payments					$ 5,000				$ 7,425
Agreement term							30 days		30 days
Payment of rent									$ 52,500	$ 89,100
Long Beach, New York [Member] | Network 1 Financial Securities Inc [Member]
Related Party Transactions (Details) [Line Items]
Rent reduced									$ 2,500